Note M - Commitments	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
NOTE M—COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company does not own any real estate but conducts operations from three leased premises. These non-cancelable operating leases expire at various dates through 2014. In addition to base rent, the Company pays for property taxes, maintenance, insurance and other occupancy expenses according to the terms of the individual leases.

Future minimum rental commitments of non-cancelable operating leases are approximately as follows:

Years ending December 31,
2013	$137,870
2014	92,097

$229,967

Rental expense was approximately $169,000 and $166,000 during 2012 and 2011, respectively.

Lawsuit

During August 2012, Blue Spike, LLC filed suit against the Company in the United States District Court for the Eastern District of Texas alleging that the Company infringed one or more claims of U.S. Patents Nos. 7,346,472, 7,660,700, 7,949,494, and 8,214,175.  In December 2012, the Company reached an agreement to resolve litigation, which resulted in a dismissal of all claims asserted in this litigation (both against and by the Company) with prejudice.   Legal and settlement fees amounted to approximately $208,000.